UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ] ; Amendement Number: ____
This Amendement (Check only one.): [ ] is a restatement
                                   [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on Behalf of Reporting Manager:

Name: Matthew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		April 21, 2009

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 45 Data Records

Form 13F Information Table Value Total: $212,835


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE
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AMI Asset Management
FORM 13F
                           31-Mar-09

                                                                                                                   Voting Authority
                                                                                                                   ----------------
                                                             Value     Shares/   Sh/    Put/    Invstmt  Other
Name of Issuer                   Title of class CUSIP     (x$1000)  Prn Amt   Prn    Call    Dscretn  Managers  Sole   Shared  None
------------------------------   ---------------------   -------------------  ----   ------- -------- --------  -----  ------- ----

3M COMPANY                          COM       88579y101          7013  141050    SH             Sole               141050
ABAXIS INC COM                      COM       002567105          2785  161535    SH             Sole               161535
AFLAC INC COM                       COM       001055102          3661  189115    SH             Sole               189115
ALLERGAN INC                        COM       018490102          8650  181120    SH             Sole               181120
APACHE CORP                         COM       037411105          3555   55475    SH             Sole               55475
APPLE COMPUTER INC COM              COM       037833100          5819   55354    SH             Sole               55354
AUTOMATIC DATA PROCESSING           COM       053015103          3657  104000    SH             Sole               104000
BANK OF AMERICA CORP                COM       060505104            78   11450    SH             Sole               11450
BARD CR INC                         COM       067383109         11304  141800    SH             Sole               141800
BECTON DICKINSON & CO               COM       075887109         11807  175600    SH             Sole               175600
BROWN FORMAN CORP                   COM       115637209          3664   94362    SH             Sole               94362
CALIFORNIA PIZZA KTCHN COM          COM       13054d109           157   12000    SH             Sole               12000
CALWEST BANCORP                     COM       13169q102           118   37507    SH             Sole               37507
CEPHALON INC COM                    COM       156708109          8165  119900    SH             Sole               119900
CHARLES SCHWAB INC                  COM       808513105          7266  468800    SH             Sole               468800
CHATTEM INC                         COM       162456107          5536   98775    SH             Sole               98775
CHURCH & DWIGHT INC COM             COM       171340102         19475  372870    SH             Sole               372870
CISCO SYS INC                       COM       17275R102          4662  277975    SH             Sole               277975
CITY NATL CORP COM                  COM       178566105          2892   85640    SH             Sole               85640
DENTSPLY INTERNATIONAL INC          COM       249030107          4891  182150    SH             Sole               182150
EBAY INC COM                        COM       278642103           946   75305    SH             Sole               75305
ECOLAB INC                          COM       278865100          5637  162300    SH             Sole               162300
EXXON MOBIL CORP                    COM       30231G102           204    3000    SH             Sole               3000
HAIN CELESTIAL GRP INC COM          COM       405217100          4435  311450    SH             Sole               311450
HEALTHCARE SVCS GP INC COM          COM       421906108          4457  297738    SH             Sole               297738
HEINZ H J CO COM                    COM       423074103         10117  306025    SH             Sole               306025
IDEXX LABS                          COM       45168d104          2440   70550    SH             Sole               70550
JOHNSON & JOHNSON                   COM       46612J101           536   10190    SH             Sole               10190
LIONS GATE ENTMNT CORP COM NEW      COM       535919203            59   11700    SH             Sole               11700
LOGITECH INTL S A SPONSORED AD      COM       541419107          1712  166575    SH             Sole               166575
MCCORMICK & CO INC COM NON VTG      COM       579780206          2636   89150    SH             Sole               89150
OXYGEN BIOTHERAPEUTICS COM          COM       69207p100             4   20000    SH             Sole               20000
PEPSICO INC                         COM       713448108         13612  264405    SH             Sole               264405
POLYMEDIX INC COM                   COM       73174c100             8   10000    SH             Sole               10000
PROCTER & GAMBLE CO                 COM       742718109          3888   82560    SH             Sole               82560
QUALCOMM INC COM                    COM       747525103          7301  187650    SH             Sole               187650
SAVE THE WORLD AIR INC              COM       805147105            10   25000    SH             Sole               25000
SCHERING PLOUGH CORP COM            COM       806605101          7066  300050    SH             Sole               300050
SMART BALANCE, INC                  COM       83169y108           146   24150    SH             Sole               24150
SOUTHERN CO COM                     COM       842587107          3391  110750    SH             Sole               110750
STERICYCLE INC.                     COM       858912108          6489  135950    SH             Sole               135950
TEVA PHARMACEUTICAL INDS            COM       881624209         13107  290935    SH             Sole               290935
WELLS FARGO & CO NEW COM            COM       949746101          2539  178320    SH             Sole               178320
WMS INDS INC COM                    COM       929297109          4403  210562    SH             Sole               210562
XCEL ENERGY                         COM       98389B100          2535  136050    SH             Sole               136050
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